Warrants (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 21, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Warrants [Line Items]
Warrants exercised		70,147		2,254,500	23,720,667
Stock issued during period, shares, new issues		3,238
Proceeds from issuance of common stock	$ 2,100	$ 2,013	$ 2,771	$ 2,771	$ 0